FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS - 96.3% (a)
COMMERCIAL SERVICES SECTOR - 18.0%
	Advertising/Marketing Services - 3.7%
1,275,000	Interpublic Group of Cos. Inc.	$29,988,000
	Miscellaneous Commercial Services - 8.7%
315,000	CDK Global Inc.	16,326,450
160,000	FTI Consulting Inc. *	17,875,200
890,000	Genpact Ltd.	36,810,400
		71,012,050
	Personnel Services - 5.6%
160,000	ManpowerGroup Inc.	14,428,800
495,000	Robert Half International Inc.	30,927,600
		45,356,400
CONSUMER SERVICES SECTOR - 2.9%
	Other Consumer Services - 2.9%
45,000	Graham Holdings Co.	24,002,100
DISTRIBUTION SERVICES SECTOR - 8.2%
	Electronics Distributors - 3.6%
300,000	Arrow Electronics Inc. *	29,190,000
	Medical Distributors - 2.5%
305,000	Henry Schein Inc. *	20,392,300
	Wholesale Distributors - 2.1%
225,000	Applied Industrial Technologies Inc.	17,547,750
ELECTRONIC TECHNOLOGY SECTOR - 5.4%
	Aerospace & Defense - 1.4%
67,000	Huntington Ingalls Industries Inc.	11,422,160
	Electronic Components - 4.0%
665,000	nVent Electric PLC	15,487,850
217,000	Plexus Corp. *	16,971,570
		32,459,420
FINANCE SECTOR - 25.3%
	Finance/Rental/Leasing - 7.9%
528,000	FirstCash Inc.	36,981,120
440,000	Ryder System Inc.	27,174,400
		64,155,520
	Investment Banks/Brokers - 3.5%
420,000	Houlihan Lokey Inc.	28,236,600
	Life/Health Insurance - 1.6%
95,000	Primerica Inc.	12,723,350
	Multi-Line Insurance - 1.3%
11,000	White Mountains Insurance Group Ltd.	11,007,260
	Property/Casualty Insurance - 2.6%
320,000	W.R. Berkley Corp.	21,254,400
	Real Estate Development - 4.8%
240,000	The Howard Hughes Corp. *	18,943,200
1,150,000	Kennedy-Wilson Holdings Inc.	20,573,500
		39,516,700
	Regional Banks - 3.6%
670,000	Zions Bancorporation N.A.	29,104,800
HEALTH TECHNOLOGY SECTOR - 3.5%
	Medical Specialties - 2.8%
440,000	Dentsply Sirona Inc.	23,038,400

	Pharmaceuticals: Major - 0.7%
290,000	Phibro Animal Health Corp.	5,631,800
PROCESS INDUSTRIES SECTOR - 7.8%
	Containers/Packaging - 5.4%
285,000	Avery Dennison Corp.	44,206,350
	Industrial Specialties - 2.4%
350,000	Donaldson Co. Inc.	19,558,000
PRODUCER MANUFACTURING SECTOR - 21.7%
	Building Products - 2.6%
150,000	A.O. Smith Corp.	8,223,000
180,000	Armstrong World Industries Inc.	13,390,200
		21,613,200
	Industrial Machinery - 6.1%
170,000	EnPro Industries Inc.	12,838,400
530,000	Flowserve Corp.	19,530,500
140,000	Woodward Inc.	17,014,200
		49,383,100
	Miscellaneous Manufacturing - 10.0%
135,550	Brady Corp. Cl A	7,159,751
275,000	Carlisle Cos. Inc.	42,949,500
990,000	TriMas Corp. *	31,353,300
		81,462,551
	Trucks/Construction/Farm Machinery - 3.0%
915,000	Trinity Industries Inc.	24,146,850
RETAIL TRADE SECTOR - 0.9%
	Specialty Stores - 0.9%
129,994	Penske Automotive Group Inc.	7,720,344
TECHNOLOGY SERVICES SECTOR - 2.6%
	Information Technology Services - 2.6%
275,000	Insight Enterprises Inc. *	20,924,750
	Total common stocks (cost $543,334,794)	785,054,155

Principal Amount
SHORT-TERM INVESTMENTS - 4.0% (a)
	Bank Deposit Account - 4.0%
$32,701,964	U.S. Bank N.A., 0.03% ^	32,701,964
	Total short-term investments (cost $32,701,964)	32,701,964
	Total investments - 100.3% (cost $576,036,758)	817,756,119

	Other liabilities, less assets - (0.3%) (a)	(2,383,388)
	TOTAL NET ASSETS - 100.0%	$815,372,731

*	Non-income producing security.
^	The rate shown is as of December 31, 2020.
(a)	Percentages for the various classifications relate to total net assets.
PLC	-Public Limited Company

FMI Common Stock Fund

Summary of Fair Value Exposure at December 31, 2020 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2020, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Assets:
Level 1 - Common Stocks	$785,054,155
Level 1 - Bank Deposit Account	32,701,964
Total Level 1	817,756,119
Level 2 -	---
Level 3 -	---
Total Assets	817,756,119
Total	$817,756,119

See the Schedule of Investments for investments detailed by industry classifications.